Related Party Transactions - Summary of Amounts Due to and from CMA CGM Companies (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to CMA CGM companies presented within liabilities	$ 7,077	$ 2,597
Amounts due from CMA CGM companies presented within assets	14,413	13,911
Assets [Member]
Related Party Transaction [Line Items]
Amounts due from CMA CGM companies presented within assets	14,413	13,911
Liability [Member]
Related Party Transaction [Line Items]
Amounts due to CMA CGM companies presented within liabilities	$ 7,077	$ 2,597